LEASES (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Capital lease obligation
2017	$ 79
2018	79
2019	79
2020	72
Total minimum lease payments	309
Less amount representing interest	(41)
Present value of net minimum lease payments	$ 268